Share-based Compensation - Summary of Non-vested Restricted Share Activity (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Numbers of non-vested restricted shares, Beginning Balance | shares	693,333
Numbers of non-vested restricted shares, Granted | shares	757,000
Numbers of non-vested restricted shares, Vested | shares	(338,332)
Numbers of non-vested restricted shares, Ending Balance | shares	1,112,001
Weighted average grant date fair value, Beginning Balance | $ / shares	$ 2.57
Weighted average grant date fair value, Granted | $ / shares	20.73
Weighted average grant date fair value, Vested | $ / shares	1.95
Weighted average grant date fair value, Ending Balance | $ / shares	$ 15.13